Partnership Organization (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General partner ownership interest (in percent)			0.001%
Limited Partners' capital account, units outstanding (in shares)	56,416,000	56,236,000	56,359,000	56,201,000
Partners' capital account, units held in treasury (in shares)			703,191	861,428
Per-unit distribution made to limited partners (in dollars per share)			$ 3.46
Payments of Distributions to Affiliates	$ 50,266	$ 48,135	$ 194,756	$ 187,182	$ 172,614